Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 97,236		$ 97,236		$ 113,488
Derivative liabilities	92,402		92,402		109,927
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	97,236		97,236		113,488
Derivative liabilities	92,402		92,402		$ 109,927
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	8	$ 25	11	$ 29
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	378	698	378	698
Derivative liabilities	$ 1,318	$ 1,544	$ 1,318	$ 1,544